SHAREHOLDERS’ EQUITY	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 18 – SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 21, 2022, Youxin Cayman was incorporated as limited liability company with authorized share capital of $50,000 divided into 50,000,000 shares with par value $0.001 each. On April 11, 2023, Youxin Cayman’s authorized share capital was amended to $50,000 divided into 500,000,000 ordinary shares consisting of 1,000,000 Class A ordinary shares, par value $0.004 per share, and 100,000,000 Class B ordinary shares, par value $0.0001 per share. On April 11, 2023, Youxin Cayman issued a total of 8,945,307 Class B ordinary shares and on April 21, 2023, Youxin Cayman issued a total of 55,762 Class A ordinary shares (of which 13,296 Class A ordinary shares were issued to former Mezzanine Equity Holders). The issuance of shares effected before the final step of reorganization. Guangzhou Youxin’s shareholders obtained the shares issued by Youxin Cayman and agreed to transfer their equity interests to WFOE, see Note 1.

Holders of Class A ordinary shares and Class B ordinary shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes. The Class A ordinary shares are not convertible into shares of any other class. Upon any direct or indirect sale, transfer, assignment or disposition, the Class B ordinary shares will be automatically and immediately convertible into Class A ordinary shares on a one-to-one basis.

Initial Public Offering

On December 23, 2024, the Company closed its IPO with issuance of 5,750, par value $0.04 per share at $1,800.00 per share). The gross proceeds of this offering were approximately $10.4 million prior to deducting the underwriting discounts, commissions and offering expenses payable by the Company. Net proceeds received by the Company from its IPO were approximately $9.1 million. The Shares were previously approved for listing on the Nasdaq Capital and commenced trading under the ticker symbol “YAAS” on December 20, 2024.

September 2025 Public Offering

On September 8, 2025, the Company closed another public offering (the “September 2025 Public Offering”) of 53,571 units (the “Units”) at a public offering price of $112.00 per Unit, with each Unit consisting of: (i) one Class A Ordinary Share (the “Class A Shares”); (ii) one Series A Warrant to purchase one Class A Share (the “Series A Warrants”); (iii) one Series B Warrant to purchase such number of Class A Shares as determined in the Series B Warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”).

Pursuant to the underwriting agreement, the Company also granted to the Underwriter an option to purchase up to 8,036 additional Class A Shares (representing 15.0% of the Units sold in the offering), and/or up to an additional 3,214,286 Series A Warrants and 3,214,286 Series B Warrants at the public offering price less underwriting discounts and commissions. The Underwriter may exercise this option in whole or in part at any time within forty-five (45) days after the date of the offering. The underwriter may exercise the over-allotment option with respect to Class A Shares only, warrants only, or any combination thereof. On September 5, 2025, the Underwriter partially exercised its over-allotment option and purchased additional 3,214,286 Series A warrants and additional 3,214,286 Series B Warrants for a total of 6,428,572 warrants at the public offering price of $0.00001 per warrant in total consideration of $64.29.

Gross proceeds to the Company of the September 2025 Public Offering, together with the partial exercise of the over-allotment option, were approximately $6.0 million, before deducting underwriting fees and other offering expenses payable by the Company. Net proceeds received by the Company were approximately $5.3 million.

For the six months ended March 31, 2026, the exercise of Series B Warrants resulted in the issuance of 396 Class A ordinary shares, with net proceeds of approximately $2. No Series A Warrants were exercised during the six months ended March 31, 2026.

Shares subscription receivables

Shares subscription receivables represent the receivables for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retroactive basis. It has no payment terms nor any interest receivable accrual. The shares subscription receivables of $3,125 as of September 30, 2024 was fully settled during the year ended September 30, 2025. As of March 31, 2026, there were no outstanding shares subscription receivables.

Reverse share split

On August 25, 2025, the Company’s shareholders and Board of Directors approved a 1-for-80 reverse share split of the Company’s issued and outstanding and authorized and unissued Class A ordinary shares of the Company and established an effective date of September 30, 2025. Following the reverse split, the authorized share capital was amended as follows, while the total authorized share capital remained $50,000:

(i) Class A Ordinary Shares: from 400,000,000 shares with a par value of $0.0001 per share to 5,000,000 shares with a par value of $0.008 per share;

(ii) Class B Ordinary Shares: remained at 100,000,000 shares with a par value of $0.0001 per share.

On December 9, 2025, the Company further amended its authorized share capital. The number of authorized Class A Ordinary Shares increased from 5,000,000 shares to 204,750,000 shares, and the number of authorized Class B Ordinary Shares decreased from 100,000,000 shares to 20,000,000 shares.

On July 30, 2026, the Company effected a 1-for-5 share consolidation of its issued and outstanding and authorized and unissued Class A Ordinary Shares. Following the Share Consolidation, the number of authorized Class A Ordinary Shares was reduced from 204,750,000 shares with a par value of $0.008 per share to 40,950,000 shares with a par value of $0.04 per share.

All share and per share information has been retroactively adjusted to reflect the reverse share split for all periods presented. As a result, the Company has 40,950,000 authorized Class A Ordinary Shares, par value of $0.04, of which 545,512 and 465,110 shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively.

2025 Equity Incentive Plan

On December 19, 2025, the Company filed a registration statement on Form S-8 with the U.S. Securities and Exchange Commission to register 400,000 Class A ordinary shares, par value $0.008 per share, for issuance under the Company’s 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan was adopted by the Board of Directors on December 12, 2025, and became effective upon filing of the Form S-8. The 2025 Plan provides for the grant of equity-based awards, including options and share appreciation rights, to eligible employees, directors, and consultants of the Company. As of March 31, 2026, no awards have been granted under the 2025 Plan.

For the six months ended March 31, 2026, the Company recognized share-based compensation expense of $644,000 in connection with the grant of total 80,000 Class A ordinary shares to external consultants in exchange for professional services provided in the past. The Company recorded the share-based compensation expenses in general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.